Employee benefit plans	12 Months Ended
Mar. 31, 2020
Employee Benefit Plans [Abstract]
Employee benefit plans
13. Employee benefit plans:
Nomura provides various pension plans and other post-retirement benefits which cover certain eligible employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society (“NSHIS”).
Defined benefit pension plans—
The Company and certain subsidiaries in Japan (“Japanese entities”) have contributory funded benefit pension plans for eligible employees. The benefits are paid as annuity payments subsequent to retirement or as lump-sum
payments at the time of retirement based on a combination of years of service, age at retirement and employee’s choice. The benefits under the plans are calculated based upon position, years of service and reason for retirement. In addition to the plans described above, certain Japanese entities also have unfunded lump-sum
payment plans. Under these plans, employees with at least two years of service are generally entitled to lump-sum
payments upon termination of employment. The benefits under the plans are calculated based upon position, years of service and the reason for retirement. Nomura’s funding policy is to contribute annually the amount necessary to satisfy local funding standards. In December 2008, certain contributory funded benefit pension plans and unfunded lump-sum
payment plans were amended and “Cash balance pension plans” were introduced. Participants receive an annual benefit in their cash balance pension plan accounts, which is computed based on compensation of the participants, adjusted for the changes in market interest rate.
Interest rate applicable to cash balance pension plans is set in April of each fiscal year based on Japanese Yen LIBOR 12 months. The interest rate which was applied to the year ended March 31, 2020 was 0.09033%.
In
April
2020, certain Japanese entities amended their pension plans. Certain defined
 benefit pension plans and unfunded
lump-sum
payment plans were
either closed for additional funding or
abolished. Defined contribution pension plans and cash balance pension plans have replaced them for future contributions
.
Certain overseas subsidiaries have various local defined benefit plans covering certain employees. Nomura recognized an asset for surplus pension benefits for these plans amounting to ¥12,762 million and ¥13,949 million as of March 31, 2019 and 2020, respectively.
Net periodic benefit cost
The following table presents the components of net periodic benefit cost for defined benefit plans of Japanese entities for the years ended March 31, 2018, 2019 and 2020. Nomura’s measurement date is March 31 for defined benefit plans of Japanese entities.

	Millions of yen
	Year ended March 31
	2018	2019	2020
Service cost	¥9,565	¥11,270	¥12,079
Interest cost	2,258	2,180	1,766
Expected return on plan assets	(6,066)	(6,068)	(6,038)
Amortization of net actuarial losses	2,979	3,831	5,654
Amortization of prior service cost	(1,061)	(1,059)	(1,137)

Net periodic benefit cost	¥7,675	¥10,154	¥12,324

Prior service cost is amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets are amortized over the average remaining service period of active participants, which is 14 years.
Benefit obligations and funded status
The following table presents a reconciliation of changes in projected benefit obligation (“PBO”) and the fair value of plan assets, as well as a summary of the funded status of Japanese entities’ plans as of, and for the years ended March 31, 2019 and 2020.

	Millions of yen
	As of or for the year ended March 31
	2019	2020
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥287,983	¥315,423
Service cost	11,270	12,079
Interest cost	2,180	1,766
Actuarial gain	25,855	(5,642)
Benefits paid	(11,953)	(13,301)
Amendments of pension benefit plans	—	(6,818)
Acquisition, divestitures and other	88	16

Projected benefit obligation at end of year	¥315,423	¥303,523

Change in plan assets:
Fair value of plan assets at beginning of year	¥234,050	¥232,885
Actual return on plan assets	3,574	(2,934)
Employer contributions	4,484	5,584
Benefits paid	(9,223)	(9,791)

Fair value of plan assets at end of year	¥232,885	¥225,744

Funded status at end of year	(82,538)	(77,779)

Amounts recognized in the consolidated balance sheets	¥(82,538)	¥(77,779)

The accumulated benefit obligation (“ABO”) was ¥315,423 million and ¥303,523 million as of March 31, 2019 and 2020, respectively.
In
April
2020, defined contribution pension plans and cash balance pension plans were adopted for future contributions
following the amendments of pension benefit plans. Certain contributory defined
benefit pension plans were closed for additional funding and will be managed within the accumulated funds. Unfunded lump-sum
payment plans were abolished and transferred to cash balance plans with the calculated amount of lump-sum
retirement payment as of the amendment date.
The following table presents the PBO, ABO and fair value of plan assets for Japanese entities’ plans with ABO and PBO in excess of plan assets as of March 31, 2019 and 2020.

	Millions of yen
	March 31
	2019	2020
Plans with ABO in excess of plan assets:
PBO	¥82,538	¥77,779
ABO	82,538	77,779
Fair value of plan assets	—	—
Plans with PBO in excess of plan assets:
PBO	¥82,538	¥77,779
ABO	82,538	77,779
Fair value of plan assets	—	—
The following table presents
pre-tax
amounts of Japanese entities’ plans deferred in
Accumulated other comprehensive income (loss)
that have not yet been recognized as components of net periodic benefit cost during the year ended March 31, 2020.

Millions of yen
For the year ended March 31, 2020
Net actuarial loss	¥107,098
Net prior service cost	(11,281)

Total	¥95,817

Pre-tax
amounts of Japanese entities’ plans in accumulated other comprehensive income which are expected to be recognized as components of net periodic benefit cost over the next fiscal year are as follows.

Millions of yen
For the year ending March 31, 2021
Net actuarial loss	¥5,486
Net prior service cost	(1,601)

Total	¥3,885

Assumptions
The following table presents the weighted-average assumptions used to determine projected benefit obligations of Japanese entities’ plans as of March 31, 2019 and 2020.

	March 31
	2019	2020
Discount rate	0.6%	0.6%
Rate of increase in compensation levels	1.6%	0.3%
The following table presents the weighted-average assumptions used to determine the net periodic benefit cost of Japanese entities’ plans as of March 31, 2018, 2019 and 2020.

	Year ended March 31
	2018	2019	2020
Discount rate	0.9%	0.8%	0.6%
Rate of increase in compensation levels	2.5%	1.7%	1.6%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%
Nomura generally determines the discount rates for its defined benefit plans by referencing indices for long-term, high-quality debt securities and ensuring that the discount rate does not exceed the yield reported for those indices after adjustment for the duration of the plans’ liabilities.
Nomura uses the expected long-term rate of return on plan assets to compute the expected return on assets. Nomura’s approach in determining the long-term rate of return on plan assets is primarily based on historical financial market relationships that have existed over time with the presumption that this trend will generally remain constant in the future.
Plan assets
Plan assets are managed with an objective to generate sufficient long-term value in order to enable future pension payouts. While targeting a long-term rate of return on plan assets, Nomura aims to minimize short-term volatility by managing the portfolio through diversifying risk. Based on this portfolio policy, the plan assets are invested diversely.
The plan assets of domestic plans target to invest 15% in equities (including private equity investments), 44% in debt securities, 25% in life insurance company general accounts, and 16% in other investments. Investment allocations are generally reviewed and revised at the time of the actual revaluation that takes place every five years or when there is a significant change in the portfolio assumptions.
For details of the levels of inputs used to measure the fair value of plan assets, see Note 2 “
Fair value measurements
”.
The following tables present information about the fair value of plan assets of Japanese entities’ plans as of March 31, 2019 and March 31, 2020 within the fair value hierarchy.

	Millions of yen
	March 31, 2019
	Level 1	Level 2	Level 3	Balance as of March 31, 2019
Pension plan assets:
Equities	¥21,991	¥—	¥—	¥21,991
Private equity and pooled investments (1)	—	9,145	3,823	12,968
Japanese government securities	25,980	—	—	25,980
Foreign government, agency and municipal securities	—	22	—	22
Bank and corporate debt securities	2,566	2,082	—	4,648
Investment trust funds and other (2)(3)	—	6,070	50,560	56,630
Life insurance company general accounts	—	64,437	—	64,437
Other assets	—	39,748	—	39,748

Total	¥50,537	¥121,504	¥54,383	¥226,424

	Millions of yen
	March 31, 2020
	Level 1	Level 2	Level 3	Balance as of March 31, 2020
Pension plan assets:
Equities	¥—	¥—	¥—	¥—
Private equity and pooled investments (1)	—	1,901	23,465	25,366
Japanese government securities	23,464	—	—	23,464
Foreign government, agency and municipal securities	—	—	—	—
Bank and corporate debt securities	—	—	—	—
Investment trust funds and other (2)(3)	—	22,027	41,616	63,643
Life insurance company general accounts	—	66,363	—	66,363
Other assets	—	40,508	—	40,508

Total	¥23,464	¥130,799	¥65,081	¥219,344

(1)	Includes corporate type equity investments.
(2)	Includes mainly debt investment funds. Hedge funds and real estate funds are also included.
(3)	Certain assets that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31,
2019
and March 31,
2020
, the fair values of these assets were ¥6,462 million and ¥6,401 million, respectively.
The fair value of plan assets of
non-Japanese
entities’ plans as of March 31, 2019 was ¥3,711 million, ¥167 million and ¥38,991 million which were classified in Level 1, Level 2 and Level 3 of the fair value hierarchy, respectively. The fair value of plan assets of non-Japanese
entities’ plans as of March 31, 2020 was ¥1,766 million, ¥1,522 million and ¥37,703 million which were classified in Level 1, Level 2 and Level 3 of the fair value hierarchy, respectively.
See Note 2 “
Fair value measurements
” for further information regarding how Nomura estimates fair value for specific types of financial instruments.
The following tables present information about plan assets of Japanese entities’ plans for which Nomura has utilized significant Level 3 valuation inputs to estimate fair value.

	Millions of yen
	Year ended March 31, 2019
	Balance as of April 1, 2018	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2019
Private equity and pooled investments	¥3,639	¥(349)	¥533	¥3,823
Investment trust funds and other	48,088	937	1,535	50,560

Total	¥51,727	¥588	¥2,068	¥54,383

	Millions of yen
	Year ended March 31, 2020
	Balance as of April 1, 2019	Unrealized and realized gains / loss	Purchases / sales and other settlement	Balance as of March 31, 2020
Private equity and pooled investments	¥3,823	¥(4,403)	¥24,045	¥23,465
Investment trust funds and other	50,560	(3,262)	(5,682)	41,616

Total	¥54,383	¥(7,665)	¥18,363	¥65,081

The fair value of Level 3 plan assets of
non-Japanese
entities’ plans, mainly consisting of annuities, was ¥38,991 million and ¥37,703 million as of March 31, 2019 and 2020, respectively. The amount of unrealized profit (loss) of Level 3 assets was ¥4,358 million and ¥2,509 million as of March 31, 2019 and 2020, respectively. The amounts of gains and losses, purchases and sales other than above, transfers between Level 1 or Level 2 and Level 3 relating to these assets during the years ended March 31, 2019 and 2020 were not significant.
Cash Flows
Following the amendments of pension benefit plans in Japanese entities, certain contributory funded benefit pension plans were closed for additional funding and will be managed within the accumulated funds.
The following table presents the expected benefit payments of Japanese entities’ plans during the next five fiscal years and in aggregate for the five fiscal years thereafter.

Year ending March 31	Millions of yen
2021	¥13,167
2022	12,231
2023	12,733
2024	13,276
2025	14,049
2026-2030	63,956
Defined contribution pension plans—
In addition to defined benefit pension plans, the Company, NSC and other Japanese and non-Japanese
subsidiaries have defined contribution pension plans.
Nomura contributed ¥3,627 million, ¥3,614 million and ¥3,585 million to defined contribution pension plans for Japanese entities’ plans for the years ended March 31, 2018, 2019 and 2020, respectively.
The contributions to overseas defined contribution pension plans were ¥9,265 million, ¥9,293 million and ¥8,497 million for the years ended March 31, 2018, 2019 and 2020, respectively.
Health care benefits—
The Company and certain subsidiaries provide certain health care benefits to both active and retired employees through NSHIS. The Company and certain subsidiaries also sponsor certain health care benefits to retired employees (“Special Plan”) and who participate in the Special Plan on a pay-all
basis, i.e., by requiring a retiree contribution based on the estimated per capita cost of coverage. The Special Plan is a multi-employer post-retirement plan because it is jointly administered by NSHIS and the Japanese government, and the funded status of it is not computed separately. Therefore, although the Company and certain subsidiaries contribute some portion of the cost of retiree health care benefits not covered through retiree contributions, the Company and certain subsidiaries do not reserve for future costs. The health care benefit costs, which are equivalent to the required contribution, amounted to ¥8,082 million, ¥9,828 million and ¥9,308 million for the years ended March 31, 2018, 2019 and 2020, respectively.